BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Large Cap Focus Growth V.I. Fund

(the “Fund”)

Supplement dated August 30, 2017 to the Prospectus of the Fund, dated June 12, 2017,

as supplemented to date

Effective immediately, the following change is made to the Fund’s Prospectus:

The section of the Fund’s Prospectus entitled “For More Information — Funds and Service Providers — Accounting Services Provider” is deleted in its entirety and replaced with the following:

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, New York 10179

Shareholders should retain this Supplement for future reference.

PRO-VARLCG-0817SUP